Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of Accounts Receivable, Net

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Accounts receivable	2,984,090	3,772,323	541,860
Allowance for doubtful accounts	(94,856)	(144,574)	(20,766)
Accounts receivable, net	2,889,234	3,627,749	521,094

Schedule of Movement of Allowance for Doubtful Accounts

The following table presents movement of the allowance for doubtful accounts:

	As of December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Balance at the beginning of the year	19,719	24,686	94,856	13,625
Provisions	56,048	85,745	72,259	10,379
Write-offs	(51,081)	(15,575)	(22,541)	(3,238)
Balance at the end of the year	24,686	94,856	144,574	20,766